Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Columbia Select Mid Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (including sales charges)
Average Annual Return, Percent		3.91%		11.78%	7.58%
Columbia Select Mid Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (including sales charges)
Average Annual Return, Percent		8.44%		12.27%	7.41%
Columbia Select Mid Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional Class
Average Annual Return, Percent		10.58%		13.39%	8.49%
Columbia Select Mid Cap Value Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional 2 Class
Average Annual Return, Percent		10.69%		13.51%	8.61%
Columbia Select Mid Cap Value Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional 3 Class
Average Annual Return, Percent			10.71%	13.57%	8.66%
Columbia Select Mid Cap Value Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent			10.06%	12.83%	7.95%
Columbia Select Mid Cap Value Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class S
Average Annual Return, Percent	[1]		10.34%	13.13%	8.23%
Without Sales Load [Member] | Columbia Select Mid Cap Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A (excluding sales charges)
Average Annual Return, Percent		10.27%		13.12%	8.22%
Without Sales Load [Member] | Columbia Select Mid Cap Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C (excluding sales charges)
Average Annual Return, Percent		9.44%		12.27%	7.41%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000®Index
Average Annual Return, Percent	[2]	17.53%	17.53%	16.12%	12.36%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
Average Annual Return, Percent		11.67%	11.67%	11.68%	8.00%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.